Related parties	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related parties
28.
Related parties

Parent and ultimate controlling party

There is no single ultimate controlling party. Although the shares of the Company are widely held, certain institutional investors hold meaningful positions.

Transactions with key management personnel

Board members of the Company, executive officers and top managers of major Group entities are deemed to be key management personnel. There were no other transactions with key management personnel other than their respective compensation.

Key management personnel compensation

In addition to their salaries, the Company also provides non-cash benefits to board members and executive officers.

Executive officers also participate in the Company’s stock option and performance contingent restricted share unit and performance share unit plans and board members are entitled to deferred share units, as described in note 21. Costs incurred for key management personnel in relation to these plans are detailed below.

Key management personnel compensation comprised:

	2023	2022
Short-term benefits	15,457	16,858
Post-employment benefits	619	800
Equity-settled share-based payment transactions	8,674	10,874
	24,750	28,532